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                (Letterhead of Morgan Stanley DW Inc.)

                                        Rule 497(j)
                                        Reg. No. 333-55206

Pursuant to Rule 497 (j) promulgated under the Securities
Act of 1933, the Registrant, Morgan Stanley Select Equity
Trust Strategic Growth Large-Cap Portfolio 2001-2 hereby certifies as follows:

1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                         MORGAN STANLEY SELECT EQUITY TRUST
                         STRATEGIC GROWTH LARGE-CAP
                         PORTFOLIO 2001-2
                         (Registrant)

                         By:  Morgan Stanley DW Inc.


                              /s/Thomas Hines
                              Thomas Hines
                              Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549